Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Summary of Sales by Geography

Sales by geography were as follows:

	YEAR ENDED DECEMBER 31,		NINE MONTHS ENDED SEPTEMBER 30,
	2014	2015	2015	2016
			(unaudited)
	(in thousands)
Americas	$21,738	$21,568	$17,780	$18,719
Asia Pacific	33,898	45,096	30,073	49,923
Europe, Middle East and Africa	8,127	11,815	7,999	9,990
Total Revenue	$63,763	$78,479	$55,852	$78,632